Income Taxes - Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 519,457	¥ 665,917
Carryforward of unused tax losses	514,420	391,272
Carryforward of unused tax credit	¥ 912	¥ 1,242